Basis of Presentation	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation

The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2016; the results of operations for the six months ended June 30, 2016 and 2015; the statement of stockholders equity for the six months ended June 30, 2016; and cash flows for the six months ended June 30, 2016 and 2015.

At June 30, 2016, our current liabilities exceeded our current assets by $101.2 million, primarily as a result of two bank loans that mature in April 2017 (the $180.0 million secured term loan facility that we entered into in April 2012 and the $80.0 million secured term loan facility that we entered into in April 2011). The total outstanding principal amount on these two loans at June 30, 2016 was $149.3 million. The Company is currently in the process of evaluating offers from a number of banks with respect to refinancing these loans. The Company expects that it will be able to refinance these loans before the liabilities become due.

These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America for interim reporting. As such, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2015 included in our Form 20-F filed on March 3, 2016, The results for the six months ended June 30, 2016 are not necessarily indicative of results for the full 2016 fiscal year or any other future periods.

The Company historically presented deferred debt issuance costs, or fees directly related to issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2016, the Company adopted guidance codified in ASU 2015-03 “Interest — Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs”. The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method pursuant to ASC 835-30-35-2 through 35-3. Upon adoption, the Company applied the new guidance retrospectively to all prior periods presented in the financial statements.

The company has historically consolidated 100% of its VIE, PT Navigator Khatulistiwa, for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. During the first quarter of 2016, the Company adopted guidance codified in ASU 2015-02 “Amendments to the Consolidation Analysis”, which changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. It also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The new guidance excludes money market funds that are required to comply with Rule 2a-7 of the Investment Company Act of 1940 and similar entities from the U.S. GAAP consolidation requirements. Upon adoption, there has been no need for retrospective amendments as the company has consolidated 100% of the VIE to all prior periods presented in the financial statements.

Amendment of Prior Year Financial Information to Correct an Immaterial Error:

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2015, the Company identified an immaterial error in the treatment of interest costs in relation to vessel newbuildings. Certain amounts recorded as an interest expense should have been capitalized, rather than expensed. The error resulted in a prior overstatement of interest expense and an understatement of net income, book values of vessels under construction and vessels in operation, retained earnings and total stockholders’ equity for the years ended December 31, 2012, 2013 and 2014 and the interim periods within those years, as well as the first three quarters of 2015, in the related financial statements. The Company has amended the financial statements to correct such items, and the following financial data for the three and six months ended June 30, 2015, has been revised in accordance with accounting guidance presented in ASC 250, SEC Staff Accounting Bulletin No. 99 Materiality and SEC Staff Accounting Bulletin No. 108 considering the effects of prior period misstatements. The Company assessed the materiality of the error for the year ended December 31, 2015 and concluded that it was not material to any of our previously issued financial statements taken as a whole.

The following table presents the effects of such revisions on the Company’s previously reported financial statements for the three and six months ended June 30, 2015.

	Three months ended June 30, 2015			Six months ended June 30, 2015
	(in thousands)			(in thousands)
	As reported	Adjustment	As amended	As reported	Adjustment	As amended
Consolidated Statements of Income
Net income	26,315	1,105	27,420	48,344	2,160	50,504
Basic earnings per share	0.48	0.02	0.50	0.87	0.04	0.91
Diluted earnings per share	0.47	0.02	0.49	0.87	0.04	0.91
Consolidated Statements of Comprehensive Income
Net income	26,315	1,105	27,420	48,344	2,160	50,504
Total comprehensive income	26,634	1,105	27,739	48,414	2,160	50,574
Consolidated Statements of Cash Flows
Net income	—	—	—	48,344	2,160	50,504
Net cash provided by operating activities	—	—	—	65,470	2,160	67,630
Payments for vessels under construction	—	—	—	(122,831)	(2,160)	(124,991)
Net cash used in investing activities	—	—	—	(123,714)	(2,160)	(125,874)

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases – capital (or finance) leases and operating leases. According to the new

ASU 2016-02, leases will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statement and footnotes disclosures.

In August 2014, FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going-Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern”. This standard requires management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. We plan to adopt this standard effective January 1, 2017. The adoption of the new standard is not expected to have any impact on Navigator Holdings’ results of operations, financial position or cash flow.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09 “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This standard is intended to improve the accounting for share-based payment transactions as part of the FASB’s simplification initiative. The ASU changes seven aspects of the accounting for share-based payment award transactions, including: (1) accounting for income taxes; (2) classification of excess tax benefits on the statement of cash flows; (3) forfeitures; (4) minimum statutory tax withholding requirements; (5) classification of employee taxes paid on the statement of cash flows when an employer withholds share for tax-withholding purposes; (6) practical expedient – expected term (non-public only); and (7) intrinsic value (non-public only). ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early adoption is permitted in any interim or annual period provided that the entire ASU is adopted. We plan to adopt this standard effective January 1, 2017. The adoption of the new standard is not expected to have any impact on Navigator Holdings’ results of operations, financial position or cash flow.